Concentration of Risk and Off-Balance Sheet Risk (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Commitments to extend credit	$ 201,749,000	$ 157,338,000
Balance of loans sold under the program	$ 9,206,000	5,958,000
Concentration risk, benchmark description	10% or more of the Bank's total net loans outstanding
Benchmark - Loans Receivable, Net [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	48.80%
Financial Standby Letters of Credit [Member]
Concentration Risk [Line Items]
Commitments to extend credit	$ 14,000,000	$ 15,805,000